WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”) - Schedule of stock options outstanding and exercisable (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Number of Stock options outstanding	763,000	181,500	39,500
Average remaining contractual life (years)	4 years 1 month 28 days
Number of stock options exercisable	93,333
Expiration date, 1
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Exercise Price | $ / shares	$ 1
Number of Stock options outstanding	55,000
Average remaining contractual life (years)	3 years 10 days
Number of stock options exercisable	55,000
Expiry Date	Jan. 09, 2029
Expiration date, 2
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Exercise Price | $ / shares	$ 3.4
Number of Stock options outstanding	115,000
Average remaining contractual life (years)	3 years 10 months 2 days
Number of stock options exercisable	38,333
Expiry Date	Nov. 01, 2029
Expiration date, 3
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Exercise Price | $ / shares	$ 3.55
Number of Stock options outstanding	275,000
Average remaining contractual life (years)	4 years 1 month 28 days
Number of stock options exercisable
Expiry Date	Feb. 26, 2030
Expiration date, 4
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Exercise Price | $ / shares	$ 4.1
Number of Stock options outstanding	60,000
Average remaining contractual life (years)	4 years 3 months 18 days
Number of stock options exercisable
Expiry Date	Apr. 21, 2030
Expiration date, 5
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Exercise Price | $ / shares	$ 3
Number of Stock options outstanding	24,000
Average remaining contractual life (years)	4 years 4 months 6 days
Number of stock options exercisable
Expiry Date	May 08, 2030
Expiration date, 6
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Exercise Price | $ / shares	$ 3.37
Number of Stock options outstanding	200,000
Average remaining contractual life (years)	4 years 6 months
Number of stock options exercisable
Expiry Date	Jul. 03, 2030
Expiration date, 7
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
Exercise Price | $ / shares	$ 3.57
Number of Stock options outstanding	34,000
Average remaining contractual life (years)	4 years 7 months 20 days
Number of stock options exercisable
Expiry Date	Aug. 20, 2030